UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2011


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				PCJ Investment Counsel Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Heiki Altosaar
Title:		Compliance Officer
Phone:		(416) 955-4839

Signature, place, and Date of Signing:

	"Heiki Altosaar"	Toronto, ON Canada	December 31, 2011
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		45,808,458

Form 13F Information Table Value Total:		$1,422,138,279



List of Other Included Managers:

	NONE


FORM
13F


















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel
Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Agrium Inc.
COM
008916108
31,023,400
461,971
461,971
N/A
N/A

N/A
461,971
N/A
Augusta Resources Corp.
COM NEW
050912203
215,121
69,100
69,100
N/A
N/A

N/A
69,100
N/A
AuRico Gold Inc
COM
05155C105
994,527
123,648
123,648
N/A
N/A

N/A
123,648
N/A
Bank of Nova Scotia
COM
064149107
110,936,793
2,222,337
2,222,337
N/A
N/A

N/A
2,222,337
N/A
Barrick Gold Corp.
COM
067901108
79,238,859
1,748,320
1,748,320
N/A
N/A

N/A
1,748,320
N/A
Cameco Corp.
COM
13321L108
23,095,822
1,277,421
1,277,421
N/A
N/A

N/A
1,277,421
N/A
Canadian Imperial Bank of Commerce
COM
136069101
30,305,461
418,194
418,194
N/A
N/A

N/A
418,194
N/A
Canadian National Railway
COM
136375102
42,406,257
538,742
538,742
N/A
N/A

N/A
538,742
N/A
Canadian Natural Resources Ltd.
COM
136385101
85,184,370
2,273,630
2,273,630
N/A
N/A

N/A
2,273,630
N/A
Cenovus Energy Inc.
COM
15135U109
42,717,364
1,285,751
1,285,751
N/A
N/A

N/A
1,285,751
N/A
CGI Group Class A
CL A SUB VTG
39945C109
33,152,974
1,758,230
1,758,230
N/A
N/A

N/A
1,758,230
N/A
Enbridge Inc.
COM
29250N105
33,663,592
899,920
899,920
N/A
N/A

N/A
899,920
N/A
Entree Gold Inc
COM
29383G100
245,519
200,000
200,000
N/A
N/A

N/A
200,000
N/A
Extorre Gold Mines
COM
30227B109
221,112
29,900
29,900
N/A
N/A

N/A
29,900
N/A
Gildan Activewear Class A
COM
375916103
23,068,395
1,225,960
1,225,960
N/A
N/A

N/A
1,225,960
N/A
Goldcorp Inc.
COM
380956409
57,573,098
1,296,700
1,296,700
N/A
N/A

N/A
1,296,700
N/A
HudBay Minerals Inc.
COM
443628102
176,261
17,700
17,700
N/A
N/A

N/A
17,700
N/A
Iamgold Corp.
COM
450913108
729,351
45,900
45,900
N/A
N/A

N/A
45,900
N/A
Ivanhoe Mines Ltd.
COM
46579N103
10,213,544
574,900
574,900
N/A
N/A

N/A
574,900
N/A
Kinross Gold Corp.
COM NO PAR
496902404
30,306,529
2,653,450
2,653,450
N/A
N/A

N/A
2,653,450
N/A
Magna International Inc. Class A
COM
559222401
25,062,867
750,596
750,596
N/A
N/A

N/A
750,596
N/A
Manulife Financial Corp.
COM
56501R106
34,091,600
3,199,426
3,199,426
N/A
N/A

N/A
3,199,426
N/A
Methanex Corp.
COM
59151K108
19,308,708
843,100
843,100
N/A
N/A

N/A
843,100
N/A
MI Developments Inc.
CL A
55304X104
1,667,507
52,100
52,100
N/A
N/A

N/A
52,100
N/A
Nexen Inc.
COM
65334H102
14,996,140
942,000
942,000
N/A
N/A

N/A
942,000
N/A
North American Palladium Ltd.
COM
656912102
281,185
109,700
109,700
N/A
N/A

N/A
109,700
N/A
Penn West Petroleum Corp.
COM
707887105
35,855,219
1,808,300
1,808,300
N/A
N/A

N/A
1,808,300
N/A
Potash Corp. of Saskatchewan
COM
73755L107
45,124,675
1,091,147
1,091,147
N/A
N/A

N/A
1,091,147
N/A
Precision Drilling Corp.
COM 2010
74022D308
17,210,410
1,669,000
1,669,000
N/A
N/A

N/A
1,669,000
N/A
Progressive Waste Solutions Ltd
COM
74339G101
23,850,040
1,218,530
1,218,530
N/A
N/A

N/A
1,218,530
N/A
Richmont Mines Inc
COM
76547T106
709,099
66,000
66,000
N/A
N/A

N/A
66,000
N/A
Royal Bank of Canada
COM
780087102
94,273,725
1,846,753
1,846,753
N/A
N/A

N/A
1,846,753
N/A
Silver Wheaton Corp
COM
828336107
29,909,944
1,032,400
1,032,400
N/A
N/A

N/A
1,032,400
N/A
Stantec Inc.
COM
85472N109
832,854
30,760
30,760
N/A
N/A

N/A
30,760
N/A
Suncor Energy Inc.
COM
867224107
89,385,256
3,097,908
3,097,908
N/A
N/A

N/A
3,097,908
N/A
Talisman Energy Inc.
COM
87425E103
34,502,172
2,706,613
2,706,613
N/A
N/A

N/A
2,706,613
N/A
Teck Resources Ltd.
CL B
878742204
28,670,939
812,982
812,982
N/A
N/A

N/A
812,982
N/A
Telus Corp. Non-voting
NON-VTG SHS
87971M202
49,672,308
925,674
925,674
N/A
N/A

N/A
925,674
N/A
Thomson Reuters Corporation
COM
884903105
16,742,552
626,078
626,078
N/A
N/A

N/A
626,078
N/A
Toronto-Dominion Bank
COM NEW
891160509
140,331,419
1,873,017
1,873,017
N/A
N/A

N/A
1,873,017
N/A
TransCanada Pipelines Corp.
COM
89353D107
39,686,693
907,500
907,500
N/A
N/A

N/A
907,500
N/A
Valeant Pharmaceuticals
International
COM
91911K102
43,674,487
933,100
933,100
N/A
N/A

N/A
933,100
N/A
Wi-LAN Inc.
COM
928972108
830,130
144,000
144,000
N/A
N/A

N/A
144,000
N/A



1,422,138,279
45,808,458
45,808,458




45,808,458